Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal income tax reserve for loan losses	$ 9.8
Percentage of the amount actually used subject to taxation	150.00%
Deferred tax liability not been provided	$ 4.0